INCOME TAX AND SOCIAL CONTRIBUTION (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current taxes:
Income tax and social contribution expense	R$ (7,061,716)	R$ (7,414,511)	R$ (6,622,719)
Deferred taxes:
Constitution/realization in the period on temporary additions and exclusions	10,034,914	8,194,223	11,152,253
Use of opening balances of:
Social contribution loss	(454,315)	(168,131)	(148,548)
Income tax loss	(351,064)	(202,260)	(176,932)
Constitution:
Social contribution loss	209,295	69,624	34,413
Income tax loss	522,938	162,694	55,947
Total deferred tax benefit	9,961,768	8,056,150	10,917,133
Income tax benefit	R$ 2,900,052	R$ 641,639	R$ 4,294,414